BNY Mellon Income Stock Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.7%
Automobiles & Components — .8%
General Motors Co.	32,255	1,793,055
Banks — 11.9%
Bank of America Corp.	175,658	8,345,511
First Horizon Corp.	164,228	3,470,138
JPMorgan Chase & Co.	26,046	6,504,207
The PNC Financial Services Group, Inc.	11,114	2,386,398
U.S. Bancorp	108,647	5,789,799
		26,496,053
Capital Goods — 7.9%
3M Co.	11,675	1,558,963
Hubbell, Inc.	12,416	5,712,477
Johnson Controls International PLC	38,963	3,267,437
L3Harris Technologies, Inc.	28,306	6,970,353
		17,509,230
Consumer Discretionary Distribution & Retail — .7%
Best Buy Co., Inc.	18,148	1,633,320
Consumer Services — 3.1%
International Game Technology PLC	71,810	1,380,906
Las Vegas Sands Corp.	102,158	5,420,504
		6,801,410
Energy — 8.4%
ConocoPhillips	23,417	2,536,998
Diamondback Energy, Inc.	21,043	3,737,026
EQT Corp.	115,852	5,264,315
Marathon Petroleum Corp.	10,825	1,690,324
Phillips 66	41,403	5,547,174
		18,775,837
Financial Services — 6.6%
Capital One Financial Corp.	8,231	1,580,434
CME Group, Inc.	15,724	3,742,312
The Goldman Sachs Group, Inc.	9,981	6,074,137
Voya Financial, Inc.	40,573	3,367,559
		14,764,442
Food, Beverage & Tobacco — 1.8%
Philip Morris International, Inc.	30,672	4,081,216
Health Care Equipment & Services — 9.3%
Baxter International, Inc.	102,477	3,454,500
Becton Dickinson & Co.	7,753	1,720,391
Labcorp Holdings, Inc.	11,683	2,817,472
Medtronic PLC	80,562	6,971,835
UnitedHealth Group, Inc.	9,384	5,726,117
		20,690,315
Household & Personal Products — 2.4%
Kenvue, Inc.	220,942	5,320,283
Insurance — 11.1%
American International Group, Inc.	42,455	3,263,941
Aon PLC, Cl. A	15,580	6,100,193
Assurant, Inc.	30,107	6,837,300

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 97.7% (continued)
Insurance — 11.1% (continued)
MetLife, Inc.	30,957	2,731,336
RenaissanceRe Holdings Ltd.	12,114	3,466,421
The Allstate Corp.	11,098	2,301,614
		24,700,805
Materials — 6.6%
CRH PLC	44,883	4,590,185
Freeport-McMoRan, Inc.	60,932	2,693,194
International Paper Co.	81,979	4,822,825
Newmont Corp.	62,694	2,629,386
		14,735,590
Media & Entertainment — 2.4%
Omnicom Group, Inc.	50,070	5,248,337
Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
Bristol-Myers Squibb Co.	77,458	4,587,063
Danaher Corp.	13,125	3,145,931
Gilead Sciences, Inc.	31,161	2,884,885
Sanofi SA, ADR	34,552	1,675,427
		12,293,306
Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials, Inc.	15,401	2,690,709
Software & Services — 2.4%
Dolby Laboratories, Inc., Cl. A	38,886	3,045,551
International Business Machines Corp.	9,833	2,236,123
		5,281,674
Technology Hardware & Equipment — 6.3%
Cisco Systems, Inc.	168,725	9,990,207
Dell Technologies, Inc., Cl. C	13,756	1,755,128
TE Connectivity Ltd.	15,028	2,271,032
		14,016,367
Telecommunication Services — 4.6%
AT&T, Inc.	446,329	10,336,980
Transportation — 2.5%
CSX Corp.	72,148	2,637,009
FedEx Corp.	9,997	3,025,792
		5,662,801

Description	Shares	Value ($)
Common Stocks — 97.7% (continued)
Utilities — 2.2%
Constellation Energy Corp.	10,486	2,690,288
Dominion Energy, Inc.	36,468	2,142,495
		4,832,783
Total Common Stocks (cost $168,357,662)		217,664,513

	1-Day Yield (%)
Investment Companies — 2.2%
Registered Investment Companies — 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(a) (cost $4,901,863)	4.67	4,901,863	4,901,863
Total Investments (cost $173,259,525)		99.9%	222,566,376
Cash and Receivables (Net)		.1%	198,069
Net Assets		100.0%	222,764,445

ADR—American Depositary Receipt

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Income Stock Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Income Stock Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	217,664,513	—	—	217,664,513
Investment Companies	4,901,863	—	—	4,901,863

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized appreciation on investments was $49,306,851, consisting of $49,903,993 gross unrealized appreciation and $597,142 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.